THRIVENT CORE FUNDS
Registrant CIK 0001669626
Form N-CEN for
Fiscal Year Ended 10/31/2020
PART G: Attachments
Item G.1.a.ii. Provision of financial support
(a) Description of nature of support: Seed capital investment in the Registrant.
(b) Person providing support: Thrivent Financial for Lutherans (TFL).
(c) Brief description of relationship between the person providing support and the Registrant : The
Registrant’s investment adviser, Thrivent Asset Management, LLC, is a wholly-owned subsidiary of TFL.
(d) Date support provided: 1/31/2020
(e) Amount of support: $100,000
(f) Security supported (if applicable): Not applicable.
(g) Value of security supported on date support was initiated (if applicable): Not applicable.
(h) Brief description of reason for support: TFL made an initial seed capital investment in the
Registrant in order to provide available capital for investments by the Registrant upon inception of Thrivent Core Emerging Markets Equity Fund (Series identification number S000067016).
(i) Term of support: None.
(j) Brief description of any contractual restrictions relating to support: None.